Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2013